Expense Example - Class A Shares Class I Shares - Victory INCORE Investment Grade Convertible Fund	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class I 1 Year	Class I 3 Years	Class I 5 Years	Class I 10 Years
USD ($)	362	652	963	1,845	98	306	531	1,178